Compensation Plans (Schedule Of Outstanding Restricted Share Units) (Details) - Restricted Share Units [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Canadian Dollar [Member]
Unvested and Outstanding Share Units, Beginning of Year	5,887	5,130
Granted	3,381	2,785
Units, in Lieu of Dividends	306	94
Vested and Released	(206)	(1,368)
Forfeited	(1,254)	(754)
Unvested and Outstanding Share Units, End of Year	8,114	5,887
United States Of America Dollars [Member]
Unvested and Outstanding Share Units, Beginning of Year	3,110	3,475
Granted	3,206	1,767
Units, in Lieu of Dividends	218	51
Vested and Released	(51)	(1,071)
Forfeited	(574)	(1,112)
Unvested and Outstanding Share Units, End of Year	5,909	3,110